Fair Value Measurements - Fair value hierarchy for assets and liabilities (Details) $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Aug. 13, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Liabilities:
Total liabilities	$ 21,971		$ 11,360			$ 11,264	$ 15,527
Decarbonization Plus Acquisition Corporation IV [Member]
Assets
Marketable securities held in Trust Account		$ 324,102,812		$ 319,421,010
Assets		324,102,812		319,421,010
Liabilities:
Public Warrants		8,855,000		14,959,333
Private Placement Warrants		7,133,000		12,402,426
Total liabilities		15,988,000		27,361,759
Decarbonization Plus Acquisition Corporation IV [Member] | Level 1 [Member]
Assets
Marketable securities held in Trust Account		324,102,812		319,421,010
Assets		324,102,812		319,421,010
Liabilities:
Public Warrants		8,855,000		14,959,333
Private Placement Warrants		0		0
Total liabilities		8,855,000		14,959,333
Decarbonization Plus Acquisition Corporation IV [Member] | Level 2 [Member]
Assets
Marketable securities held in Trust Account		0		0
Assets		0		0
Liabilities:
Public Warrants		0		0
Private Placement Warrants		7,133,000		0
Total liabilities		7,133,000		0
Decarbonization Plus Acquisition Corporation IV [Member] | Level 3 [Member]
Assets
Marketable securities held in Trust Account		0		0
Assets		0		0
Liabilities:
Public Warrants		0		0
Private Placement Warrants		0		12,402,426
Total liabilities		$ 0		$ 12,402,426	$ 44,098,750